Shareholder Report, Average Annual Return (Details) 356000_Hotchkis - Wiley International Small Cap Diversified Value Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	72 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	19.50%	10.69%	16.64%
MSCI World Index (Net) USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net) USD
Average Annual Return, Percent	21.34%	11.47%	15.66%
MSCI World ex-USA Small Cap Index (Net) USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Small Cap Index (Net) USD
Average Annual Return, Percent	19.36%	6.03%	11.35%